Financial Instruments at Amortized Cost (Details) - Schedule of credit ratings of the issuers of instruments assets at amortized cost - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Stage 1 Individual [Member]
Debt Instrument
Financial instruments assets at amortized cost	$ 839,744
Stage 1 Individual [Member] | Investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost	839,744
Stage 1 Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 1 Individual [Member] | Without rating [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 2 Individual [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 2 Individual [Member] | Investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 2 Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 2 Individual [Member] | Without rating [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 3 Individual [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 3 Individual [Member] | Investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 3 Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost
Stage 3 Individual [Member] | Without rating [Member]
Debt Instrument
Financial instruments assets at amortized cost
Total Individual [Member]
Debt Instrument
Financial instruments assets at amortized cost	839,744
Total Individual [Member] | Investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost	839,744
Total Individual [Member] | Non-investment grade [Member]
Debt Instrument
Financial instruments assets at amortized cost
Total Individual [Member] | Without rating [Member]
Debt Instrument
Financial instruments assets at amortized cost